RELATED PARTIES BALANCES AND TRANSACTIONS (Details) - USD ($)	1 Months Ended		5 Months Ended	12 Months Ended
	Feb. 23, 2021	Jan. 26, 2020	May 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jul. 26, 2021	Dec. 10, 2020
Related Party Transaction [Line Items]
Convertible notes						$ 4,417,000
Rental properties				$ 33,000	$ 33,000	33,000	$ 75,000	$ 20,000
Management fee				20,000
Operating lease provided by controlling shareholder				$ 0	$ 33,000	25,000
Options granted	300,000		452,020
Director [Member]
Related Party Transaction [Line Items]
One time payment		$ 150,000
Board of Directors Chairman [Member]
Related Party Transaction [Line Items]
One time payment, quarterly basis		$ 37,500
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Options granted	60,000
Three board members, Chairman of the board of directors and to its Chief Technology Officer [Member]
Related Party Transaction [Line Items]
Options granted	300,000
Shareholder [Member]
Related Party Transaction [Line Items]
Convertible notes						$ 95,000
Convertible notes annual interest rate						8.00%